Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
General and administrative costs	$ 576,192	$ 135,486	$ 1,294	$ 2,756,496
Administrative expenses – related party	30,000	12,169		102,143
Franchise tax expense	50,000	37,829		201,515
Loss from operations	(656,192)	(185,484)	(1,294)	(3,060,154)
Interest income on investments held in Trust Account	7,399	411		23,016
Changes in fair value of warrant liability	(6,409,393)	(198,783)		(10,418,045)
Changes in fair value of FPS liability	(3,038,232)	(2,789,394)		(4,452,968)
Net loss	$ (10,096,418)	$ (3,173,250)	$ (1,294)	$ (17,908,151)
Class A - Public shares
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	30,000,000	12,333,333		25,643,836
Basic and diluted net loss per share of common stock:
Basic and diluted net loss per share (in Dollars per share)	$ (0.26)	$ (0.16)		$ (0.53)
Class A - Private placement
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	700,000	287,778		598,356
Basic and diluted net loss per share of common stock:
Basic and diluted net loss per share (in Dollars per share)	$ (0.26)	$ (0.16)		$ (0.53)
Class B - Common stock
Weighted average number of shares of common stock outstanding:
Weighted average number of shares of common stock outstanding (in Shares)	7,500,000	7,500,000	7,500,000 [1]	7,500,000
Basic and diluted net loss per share of common stock:
Basic and diluted net loss per share (in Dollars per share)	$ (0.26)	$ (0.16)	$ 0	$ (0.53)

[1]	This number has been retroactively adjusted to reflect the cancellations of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).